AIG Government Money Market Fund
AIG Government Money Market Fund
INVESTMENT GOAL
The AIG Government Money Market Fund (the “Government Money Market Fund” or the “Fund”) seeks as high a level of current income as is consistent with liquidity and stability of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Government Money Market Fund		Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
[1]	A contingent deferred sales charge ("CDSC") on Class A shares will apply only if: (i) the original purchase was Class A shares of another AIG fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within one year from the original purchase date. See page 6 of this Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Government Money Market Fund		Class A	Class I
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.15%	none
Other Expenses		0.53%	0.55%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	[1]	1.18%	1.05%
Fee Waiver and/or Expense Reimbursement			(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.18%	0.80%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.80% for Class I shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors who are not "interested persons" of SunAmerica Money Market Funds, Inc. as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which includes the effect of voluntary waivers and/or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	120	375	649	1,432
Class I	82	255	444	990

You would pay the following if you did not redeem your shares:
Expense Example No Redemption - AIG Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	120	375	649	1,432
Class I	82	255	444	990

PRINCIPAL INVESTMENT STRATEGY OF THE FUND

The Fund invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities. A “government money market fund” under Rule 2a-7 of the 1940 Act, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Board of Directors has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board of Directors may elect to impose liquidity fees or redemption gates in the future.

The Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, the Fund must follow rules of the Securities and Exchange Commission as to the credit quality, liquidity, diversification and maturity of its investments.

The principal investment strategy of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary of the principal risks of investing in the Fund.

Interest Rate Fluctuations Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effects of recent and potential government fiscal policy initiatives and resulting market reaction to these initiatives.

Credit Risk. Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund’s investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers. Credit risk is expected to be low for the Fund because of its investments in U.S. government securities.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Securities Selection Risk. A strategy used by the Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

PERFORMANCE INFORMATION

The following bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and the average annual total returns of the Fund’s Class A and Class I shares, respectively. Prior to April 29, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold as part of its principal investment strategy. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance, including the Fund’s current 7-day yield, can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.

AIG GOVERNMENT MONEY MARKET FUND (Class A)

During the period shown in the bar chart, the highest return for a quarter was 0.28% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017).
Average Annual Total Returns (as of the periods ended December 31, 2018)
Average Annual Returns - AIG Government Money Market Fund	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
Class A	0.77%	0.17%	0.10%
Class I	1.02%	0.24%	0.14%